Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 28, 2012
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Advisors Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Geneva Advisors Equity Income Fund (the "Fund" or the "Equity Income Fund") is current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of modest capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 69.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses, which are less than 0.01% of the Fund's average net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in
		the table above is reflected only through December 29, 2013.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund's investment strategy focuses on identifying stocks within multiple industry groups. The Fund seeks to generate current income while providing a modest amount of capital appreciation. The Fund has wide flexibility in the types of securities used to generate a current income yield.

The Fund may invest in preferred stocks, real estate investment trusts
("REITs"), master limited partnerships ("MLPs") and convertible securities. A
REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing. MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.
Using quantitative and qualitative measures established by the Adviser, the
Fund also seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger relative performance than other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund's investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

The Fund may also invest up to 30% of its net assets in securities of "foreign issuers." "Foreign issuers" means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S.
exchange, and denominated in U.S. dollars, in the form of American Depositary
Receipts ("ADRs"); and (c) who are organized and headquartered outside the
United States but whose securities are publicly traded on a U.S. exchange. The
Fund may invest up to 25% of its net assets in securities of "foreign issuers"
located in emerging markets. Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley
		Capital International Emerging Markets Index ("MSCI EM").
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

·  Management Risk. The Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Small-Cap, Mid-Cap and Micro-Cap Company Risk. Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

·  Real Estate Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

·  Master Limited Partnerships Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
   MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

·  Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Growth securities may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

·  Convertible Securities Risk. A convertible security is a fixed-income security
   (a debt instrument or a preferred stock) that may be converted at a stated
   price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

·  Foreign Securities Risk. The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

·  Emerging Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Depository Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary
		receipt.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available by
		calling 877-343-6382.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-343-6382
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return for the Fund's Class I shares as of
September 30, 2012 was 6.69%. During the period shown in the bar chart, the best performance for a quarter was 14.79% (for the quarter ended
December 31, 2011). The worst performance was -10.92% (for the quarter
		ended September 30, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class R shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are shown for Class I shares only and will vary for Class R shares. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred
		arrangements such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2011
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.60%
Since Inception	rr_AverageAnnualReturnSinceInception	14.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	759
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,725
Annual Return 2011	rr_AnnualReturn2011	9.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.92%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	15.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class I Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	14.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Geneva Advisors Equity Income Fund (Prospectus Summary) | Geneva Advisors Equity Income Fund | Class I Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.
[2]	If a separately managed account client of the Fund's investment advisor, Geneva Investment Management of Chicago, LLC (the "Adviser") invests in the Fund, the Adviser may be compensated for both managing the Fund and for managing the client's assets (which include the client's investment in the Fund).
[3]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses, which are less than 0.01% of the Fund's average net assets.
[4]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2013. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses.